UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21705
Nuveen Tax-Advantaged Floating Rate Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        6/30
Date of reporting period:    3/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Floating Rate Fund (JFP)
March 31, 2009

Shares	Description (1)	Coupon		Ratings (2)	Value

	Preferred Securities – 88.5%

	Commercial Banks – 83.9%

9,000	ABN AMRO North America Capital Funding, 144A	6.968%		BB-	$2,773,125
7,000	City National Bancshares Corporation, Series F, 144A, (MMB), (4)	8.533%		N/R	2,668,750
20,000	Cobank Agricultural Credit Bank, 144A	7.000%		N/R	542,220
10,000	Elmira Savings Bank, 144A (MMB), (4)	8.998%		N/R	3,547,500
10,000	FBOP Corporation, Series 2005A, 144A, (MMB), (4)	4.043%	(3)	N/R	2,528,125
5,000	MidCarolina Financial Corporation, Series 144A, (MMB), (4)	8.342%		N/R	1,900,000
10,000	Pedcor Bancorp., 144A, (MMB), (4)	5.074%	(3)	N/R	343,750
5,000	Pedcor Financial Bancorp., 144A, (MMB), (4)	4.904%	(3)	N/R	139,063
5,000	Regent Bancorp Inc., Series A, 144A, (MMB), (4)	8.481%		N/R	1,915,625
10,000	River Valley Bancorp, Series A, 144A, (MMB), (4)	5.259%	(3)	N/R	3,121,875
10,000	Rogers Bancshares Inc., 144A Series A, (MMB), (4)	5.266%	(3)	N/R	2,856,250
10,000	Shorebank Corporation, Series 144A, (MMB), (4)	5.221%	(3)	N/R	3,043,750
1,000	Southern Bancorp Inc., 144A, (MMB), (4)	5.119%	(3)	N/R	2,781,250
51,300	SunTrust Bank Inc.	4.000%	(3)	A3	459,135
3,500	Truman Bancorp Inc., 144A, (MMB), (4)	5.154%	(3)	N/R	99,531
10,000	Vineyard National Bancorp, 144A Series C, (MMB), (4)	4.886%	(3)	N/R	331,250
11,800	Zions Bancorporation	4.000%	(3)	Baa1	82,482

	Total Commercial Banks				29,133,681

	Diversified Financial Services – 0.7%

10,000	Blossman Bancshares, Inc., 144A, (MMB), (4)	8.730%		N/R	231,875

	Thrifts & Mortgage Finance – 3.9%

5,000	RMG Capital Corporation, 144A, (MMB), (4)	5.170%	(3)	N/R	1,351,562

	Total Preferred Securities (cost $136,036,620)				30,717,118

Principal
Amount (000)/
Shares	Description (1)	Coupon		Maturity	Ratings (2)	Value

	Capital Preferred Securities – 0.3%

	Real Estate – 0.2%

1,000	CBG Florida REIT Corporation, 144A	7.114%		11/15/49	CCC	$50,660

	Thrifts & Mortgage Finance – 0.1%

5,000	MM Community Funding Trust XVIII Limited, Class D, (4), (5)	3.032%	(3)	12/26/39	N/R	50,000

	Total Capital Preferred Securities (cost $6,000,000)					100,660

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 10.9%

$3,790	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $3,789,553, collateralized by $3,855,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $3,869,456	0.100%	4/01/09	$3,789,542

	Total Short-Term Investments (cost $3,789,542)			3,789,542

	Total Investments (cost $145,826,162) – 99.7%			34,607,320

	Other Assets Less Liabilities – 0.3%			115,710

	Net Assets – 100%			$34,723,030

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$4,331,159	$3,366,005	$26,910,156	$34,607,320

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$87,969,533
Gains (losses):
Net realized gains (losses)	(9,626,000)
Net change in unrealized appreciation (depreciation)	(45,609,377)
Net purchases at cost (sales at proceeds)	(5,824,000)
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at end of period	$26,910,156

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2009, the cost of investments was $145,826,162.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$—
Depreciation	(111,218,842)

Net unrealized appreciation (depreciation) of investments	$(111,218,842)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)
Security has a floating rate coupon which is periodically reset based on fixed percentage rate above a predetermined index or benchmark. The coupon rate disclosed is that in effect at the end of the reporting period.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives entered into by the Fund during the current period.

N/R	Not rated.

(MMB)	Middle Market Bank.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Floating Rate Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009